Business Combinations - Additional Information (Detail) - CAD						1 Months Ended	12 Months Ended
	Oct. 31, 2016	Aug. 15, 2016	Nov. 06, 2015	Oct. 31, 2015	Jun. 30, 2015	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill							CAD 327,000,000	CAD 163,000,000
Return of stated capital							609,000,000	0
Common Shares [Member]
Business Acquisition [Line Items]
Return of stated capital							609,000,000
Hydro One Telecom spin-off [Member]
Business Acquisition [Line Items]
Transfer of common shares			CAD (17,000,000)
Total debt receivable			(21,000,000)
Return of stated capital			38,000,000
Municipal Billing Services Inc [Member]
Business Acquisition [Line Items]
Return of stated capital			CAD (3,000,000)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Hydro One Brampton Networks Inc. spin-off [Member]
Business Acquisition [Line Items]
Number of common shares subscribed by Hydro One Inc., shares						357
Value of common shares subscribed						CAD 53,000,000
Long-term intercompany debt aggregate principal amount						193,000,000
Accrued interest						3,000,000
Goodwill						60,000,000
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Hydro One Brampton Networks Inc. spin-off [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Return of stated capital						CAD (196,000,000)
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		CAD 41,000,000
Business acquisition, consideration outstanding indebtedness		CAD 15,000,000
Date of acquisition agreement		Aug. 15, 2016
Great Lakes Power Transmission LP [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	CAD 376,000,000
Business acquisition, consideration outstanding indebtedness	CAD 150,000,000
Date of acquisition agreement	Oct. 31, 2016
Goodwill	CAD 159,000,000
Revenues							6,000,000
Great Lakes Power Transmission LP [Member] | Maximum [Member]
Business Acquisition [Line Items]
Net income							1,000,000
Acquisition of Woodstock Hydro [Member]
Business Acquisition [Line Items]
Purchase price of acquisition				CAD 32,000,000
Date of acquisition agreement				Oct. 31, 2015
Goodwill				CAD 22,000,000
Revenues								12,000,000
Net income								2,000,000
Final purchase price payment							CAD 3,000,000
Acquisition of Haldimand Hydro [Member]
Business Acquisition [Line Items]
Purchase price of acquisition					CAD 73,000,000
Date of acquisition agreement					Jun. 30, 2015
Goodwill					CAD 33,000,000
Revenues								32,000,000
Net income								CAD 6,000,000